Document and Entity Information	Mar. 31, 2021
Cover [Abstract]
Entity Registrant Name	ENTERPRISE BANCORP INC /MA/
Amendment Flag	false
Entity Central Index Key	0001018399
Document Type	8-K
Document Period End Date	Mar. 31, 2021
Entity Incorporation State Country Code	MA
Entity File Number	001-33912
Entity Tax Identification Number	04-3308902
Entity Address, Address Line One	222 Merrimack Street
Entity Address, City or Town	Lowell
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01852
City Area Code	(978)
Local Phone Number	459-9000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value per share
Trading Symbol	EBTC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false